ACCOUNT RECEIVABLES, NET (Tables)	6 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Accounts receivable	$-	25,213
Less: allowance for doubtful accounts	-	(17,733)
Accounts receivable, net	$-	7,480

SCHEDULE OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movement of allowance for doubtful accounts are as follows:

	September 30, 2025	March 31, 2025
Beginning balance	$17,733	-
Write-off	(17,733)	-
Addition	-	17,708
Exchange difference	-	25
Ending balance	$-	17,733